CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance for doubtful accounts	$ 110	$ 89
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	63,508,656	60,285,087
Ordinary shares, shares outstanding	63,508,656	60,285,087
Accounts payable	$ 350	$ 445
Accrued expenses and other current liabilities	2,347	2,557
Deferred revenue and deferred income-current	1,526	1,382
Government subsidies-current	70	81
Deferred revenue-non-current	248	125
Government subsidies-non-current	261	310
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable	303	115
Accrued expenses and other current liabilities	473	0
Deferred revenue and deferred income-current	29	8
Government subsidies-current	0	0
Deferred revenue-non-current	0	0
Government subsidies-non-current	$ 0	$ 0